Related Party Transactions and Balances - Additional Information - Equinor (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Randgrid shuttle tanker
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 18.0